RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE - Disclosure of long-term deposits (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE [Abstract]
Long-term security deposit	$ 33,294	$ 23,723	$ 16,262
Total Long-Term Deposits	$ 33,294	$ 23,723	$ 16,262